Income Taxes (Tables)	12 Months Ended
Sep. 30, 2019
Income Tax Disclosure [Abstract]
Provision (benefit) for Income Taxes
The provision (benefit) for income taxes consists of the following:

	Year Ended September 30,
	2019	2018	2017
Current	$102,391	$42,047	$69,535
Deferred	(13,950)	25,098	6,551

Income taxes	$88,441	$67,145	$76,086

Components of Deferred Tax Assets and Liabilities
Deferred income taxes are comprised of the following components:

	As of September 30,
	2019	2018
Deferred tax assets:
Deferred revenue	$30,659	$30,596
Employee compensation and benefits	76,327	72,218
Intangible assets, computer software and intellectual property	11,805	9,793
Tax credits, net capital and operating loss carryforwards	153,062	184,450
Other	73,249	49,732

Total deferred tax assets	345,102	346,789
Valuation allowances	(85,533)	(112,727)

Total deferred tax assets, net	259,569	234,062

Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(70,961)	(68,394)
Intangible assets, computer software and intellectual property	(104,926)	(114,094)
Other	(81,736)	(31,750)

Total deferred tax liabilities	(257,623)	(214,238)

Net deferred tax assets	$1,946	$19,824

Effective Income Tax Rate Varied from Statutory Guernsey Tax Rate
The effective income tax rate varied from the statutory Guernsey tax rate as follows:

	Year Ended September 30,
	2019	2018	2017
Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes(1)	15.6	15.9	14.8

Effective income tax rate	15.6%	15.9%	14.8%

As a Guernsey company subject to a corporate tax rate of
zero
 percent, the Company’s overall effective tax rate is attributable to foreign taxes. The Company’s income before income tax expense is considered to be foreign income.

(1)	Foreign taxes for the year ended Sep 30, 2019:
In fiscal year 2019, foreign taxes included a benefit of $26,529 that was primarily attributable to the expiration of the periods set forth in statutes of limitations and to a lesser extent from the conclusions of tax audits related to unrecognized tax benefits accumulated over several years in certain jurisdictions.
Foreign taxes in fiscal year 2019 also included a benefit of $12,650 resulting from the release of valuation allowances on deferred tax assets at certain of the Company’s subsidiaries, which will, more likely than not, be realized due to the Company’s projections of future taxable income.

Aggregate Changes in Balance of Company's Gross Unrecognized Tax Benefits
The aggregate changes in the balance of the Company’s gross unrecognized tax benefits were as follows:

	Year Ended September 30,
	2019	2018	2017
Balance at beginning of fiscal year	$187,646	$193,024	$196,668
Additions based on tax positions related to the current year	19,530	20,329	22,319
Additions (reduction) for tax positions of prior years	24,980	(3,805)	12,261
Settlements with tax authorities(1)	(37,672)	(3,880)	(9,450)
Lapse of statute of limitations	(25,162)	(18,022)	(28,774)

Balance at end of fiscal year	$169,322	$187,646	$193,024

(1)	The changes in the year ended September 30, 2019, in the balance of the Company’s gross unrecognized tax benefits that relate to settlements with tax authorities is $37,672, the vast majority of which was offset by income tax payments and increase in Tax Payables and Deferred Tax Liabilities.